Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2012	$706,823
Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517
Change in 2013	—
Balance at December 31, 2013	$1,128,517

Schedule of Intangible Assets and Goodwill [Table Text Block]
The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2013	December 31, 2012
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000
Total	$34,958,000	$34,958,000
Less accumulated amortization	(1,189,046)	(822,713)
	$33,768,954	$34,135,287

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,333
2015	366,333
2016	366,333
2017	366,333
2018	299,985
Thereafter	2,418,637